Note 4 - Discontinued Operations (Details Textual)		3 Months Ended			12 Months Ended
	Mar. 09, 2016 USD ($)	Mar. 31, 2017 USD ($)	Mar. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Disposal Group, Including Discontinued Operation, Consideration			$ 3,837,783		$ 3,837,783
Discontinued Operation, Gain (Loss) on Disposal of Discontinued Operation, Net of Tax			1,177,742		$ 1,177,742
Shared Wireless Business [Member]
Asset Purchase Agreement, Term	3 years
Asset Purchase Agreement, Cancellation Notice	60 days
Disposal Group, Including Discontinued Operation, Assets	$ 2,660,041
Disposal Group, Including Discontinued Operation, Consideration	$ 3,837,783
Asset Impairment and Other Charges			1,585,319
Estimated Costs to Settle Lease Obligations			453,403
Impairment of Long-Lived Assets Held-for-use			528,364
Write off of Security Deposits			110,500
Accelerated Expensing of Deferred Acquistion Costs			$ 493,052
Reduction in Accrual for Terminated Lease Obligations				$ 1,244,284
Asset Purchase Agreement, Number of One Year Renewals	2
Asset Purchase Agreement, Renewal Term	1 year